ACCUMULATED OTHER COMPREHENSIVE INCOME/ (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income/(Losses)
Schedule of accumulated other comprehensive income / (losses)
		Unrealized gain on available-for-sale investments
	Foreign currency translation adjustment	Before tax amount	Tax (expenses) or benefits	Net-of-tax amount
	RMB	RMB	RMB	RMB

Balance as of January 1, 2018	(4,572,858)	137,885	(34,471)	103,414
Other comprehensive loss, net	(1,682,779)	2,114,274	(528,569)	1,585,705

Balance as of December 31, 2018	(6,255,637)	2,252,159	(563,040)	1,689,119

Balance as of January 1, 2017	(4,374,064)	3,606,359	(901,590)	2,704,769
Other comprehensive loss, net	(198,794)	(3,468,474)	867,119	(2,601,355)

Balance as of December 31, 2017	(4,572,858)	137,885	(34,471)	103,414